AMERICAN
STOCK EXCHANGE®
Equities Options ETFs

07054641

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-33460

May 11, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

CERTAMX

RECD S.E.C.
RECD S.E.C.
MAY 11 2007
MAY 11 2007
1086
1086

Dear Mr. Johnson:

This is to certify that on May 10, 2007 the American Stock Exchange LLC (the "Exchange") received from Geokinetics Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, Par Value $.01

We further certify that the above-described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
MAY 15 2007
THOMSON
FINANCIAL

cc: Herbert Scholl

END